Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL

NOTE 15 – SHARE CAPITAL

The following summarizes warrant transactions related to registered direct offerings in 2023 and 2022:

	2023		2022
	Warrants	Weighted average exercise price $	Warrants	Weighted average exercise price $
Warrants outstanding at beginning of year	975,392	65.52	137,105	384.00
Granted	-	-	838,286	13.44
Exercised
Forfeited	-	-	-	-
Warrants outstanding at end of year	975,392	65.52	975,392	65.52

Exercisable at end of year	975,392	65.52	975,392	65.52

During the year 2022, the Company issued 74,289,797 ordinary shares in total for professional fees and development costs, and $16,325,559 of expense has been recognized based on the trading price on the date the shares were issued.

On July 26, 2022, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $8 million of ordinary shares at a price of $0.30 per share. On July 29, 2022, the offering was closed and the Company received net proceeds of approximately $7.42 million. The Company issued a total of 26,666,667 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 26,666,667 ordinary shares at an exercise price of $0.41 per share for a term of three years from the date of issuance.

On March 29, 2022, the Company issued 6,000,000 shares of its ordinary shares as partial payment for the purchase price of RMB12,156,200 (equivalent to approximately $ 1,745,427) for 100% the equity interest of Hongda Jiutong.

In February, 2023, the Company issued 8,373,289 ordinary shares to employees for their performance per the cooperation framework agreement engaged in 2021 and stock-based compensation expense of $1,172,260 was recognized in 2023.

On March 22, 2023, the Company implemented a 30-to-1 share combination on its ordinary shares.

During April to November, 2023, the Company issued 2,822,050 ordinary shares to employees for their services for year 2022 and 2023 under the 2018 omnibus equity plan and stock-based compensation expense of $ 3,557,973 was recognized in 2023.

As of December 31, 2023 and 2022, we had 2,439,727 and 2,052,078 ordinary shares issued and outstanding.

As of December 31, 2023 and 2022, we had 10,417 and 90,812 Preferred Shares and Series A Preferred Shares issued and outstanding

Preferred Shares

Subject to the memorandum and articles of association (and, for greater clarity, without prejudice to any special rights conferred thereby on the holders of any other shares), a Preferred Share of our company confers on the holder:

(a)	the right to 399 votes at a meeting of the members of our company or on any resolution of members;

(b)	the right to an equal share in any distribution paid by our company;

(c)	the right to an equal share in the distribution of the surplus assets of our company on a winding up;

(d)	be freely transferable, in whole or in part, by Mr. Xuesong Song to any third party through one or more Private Transactions (as defined in our articles of association), subject to Applicable Law (as defined in our articles of association); and

(e)	be freely transferable, in whole or in part, by Mr. Xuesong Song to any third party through one or more Public Transactions, subject to Applicable Law and Automatic Conversion (as defined in our articles of association) of such Preferred Share(s) into Ordinary Share(s).

Each Preferred Share shall be automatically converted at any time after issue and without the payment of any additional sum into an equal number of fully paid Ordinary Shares upon the conclusion of any transfer by Mr. Xuesong Song to any third party through one or more Public Transactions (as defined in our articles of association).

Series A Preferred Shares

Subject to the memorandum and articles of association (and, for greater clarity, without prejudice to any special rights conferred thereby on the holders of any other shares), a Series A Preferred Share of the Company confers on the holder:

(a) no right to vote at a meeting of the members of our company or on any resolution of members;

(b) the right to an equal share in any distribution paid by our company;

(c) the right to an equal share in the distribution of the surplus assets of our company on our liquidation;

(d) the right, at such holder’s sole discretion, to convert all or any portion of the holder’s Series A Preferred Shares into Ordinary Shares at any time commencing after the date of issue of such Series A Preferred Shares. The conversion rate for the Series A Preferred Shares shall be one (1) Ordinary Share for every one (1) Series A Preferred Share. Before any holder of Series A Preferred Shares shall be entitled to convert the same into Ordinary Shares and to receive certificate(s) for such Ordinary Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company at such office that he elects to convert the same. Our company shall, as soon as practicable thereafter, issue and deliver at such office to such holder of Series A Preferred Shares a certificate(s) for the number of Ordinary Shares to which he shall be entitled. Such conversion shall be deemed to have been made immediately prior to the close of business on the date of such surrender of the certificate(s) for the Series A Preferred Shares to be converted, and the person or persons entitled to receive the Ordinary Shares issuable upon such conversion shall be treated for all purposes as the record holder(s) of such Ordinary Shares on such date. The directors may effect conversion in any matter permitted by law including, without prejudice to the generality of the foregoing, repurchasing or redeeming the relevant Series A Preferred Shares and applying the proceeds towards the issue of the relevant number of new Ordinary Shares. The provisions of clause 8(3)(e) of our memorandum of association shall not apply to the Ordinary Shares so converted; and

(e) the right, at such holder’s sole discretion, to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares (the “Purchased Shares”) in cash at a Repurchase Price defined below upon the following events: (1) six (6) months after the closing date as defined in the share subscription agreement entered into between our company and Geely Technology dated 13 November 2019 (the “Share Subscription Agreement”); (2) the proposed acquisition of eMapgo Technologies (Beijing) Co., Ltd. (the “Proposed Acquisition”) by our company is terminated; (3) our company breaches the Share Subscription Agreement; or (4) within six (6) months from the closing date as defined in the Share Subscription Agreement provided that our company has sufficient funds after completing the Proposed Acquisition by our company. The repurchase price for each Series A Preferred Shares shall be the higher of (i) US$1.95 per share; or (ii) the US dollars equivalent to RMB13.7648 per share (the “Repurchase Price”), where the exchange rate shall be the central parity rate between RMB and USD published by the People’s Bank of China the day before Geely Technology issues the repurchase notice, plus an eight percent (8%) annual simple interest rate basis calculated from the date such Repurchase Price was fully paid until the date of full payment of the Repurchase Price, which shall be made in a lump sum on the date of the payment of the Repurchase Price, plus all declared but unpaid dividends with respect to the Series A Preferred Shares. Before any holder of Series A Preferred Shares shall be entitled to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company (the “Redemption Notice”) at such office that he elects to require the redemption or repurchase by our company of the same. Our company shall pay the corresponding Repurchase Price within sixty (60) days following twelve (12) months after the Purchased Shares are issued.